Stockholders’ equity (deficit) (Details Narrative) - USD ($)														1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 14, 2023	Jul. 17, 2023	Jun. 22, 2023	May 26, 2023	Jan. 31, 2023	Jul. 07, 2022	May 19, 2022	Sep. 14, 2021	Aug. 20, 2021	Apr. 30, 2021	Apr. 02, 2021	Mar. 26, 2021	Mar. 05, 2021	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Oct. 27, 2022	Oct. 26, 2022	Sep. 29, 2022	Sep. 26, 2022	Jan. 05, 2022
Class of Stock [Line Items]
Common stock voting rights																								Class A Common Stock has super majority voting rights with the holder of each outstanding share of Class A Common Stock being entitled to 200 votes per share on all such matters, including, but not limited to, election of the Board of Directors.
Common Stock, Shares Authorized					74,500,000											74,500,000						74,500,000		74,500,000	74,500,000	75,000,000	25,000,000
Common Stock, Par or Stated Value Per Share					$ 0.00001											$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Company issued value common stock for conversions																$ 101,242	$ 61,095	$ 70,943	$ 114,520	$ 141,020	$ 45,000			$ 374,640	$ 217,540
Interest payable					$ 708																			708
Fair value of warrants		$ 8,632																				$ 319,226		9,167
Share price		$ 0.0637																											$ 0.15	$ 0.269
Issuance of shares		476,338
Warrants expiration period		3 years														3 years						3 years
Warrant exercise price per share																$ 0.21						$ 0.21								$ 0.377
Cash proceeds		$ 20,000																				$ 999,751	$ 192,030	195,030	287,374
Interest payable																						$ 9,547
Fair value stock price	$ 0.0658	$ 0.0637	$ 0.0590
Exercise price	$ 0.0597	$ 0.0588	$ 0.0590																									$ 0.15
Term	10 years	3 years	10 years																			3 years
Volatility	172.00%	165.00%	173.00%
Discount rate	4.19%	4.34%	3.90%
Dividend yield	0.00%	0.00%	0.00%																			0.00%
Subscription Receivable [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions
Common Stock [Member]
Class of Stock [Line Items]
Company issued common stock for conversions																2,725,574	1,690,073	1,251,270	904,961	539,895	144,304	5,666,917		2,424,896	535,568
Company issued value common stock for conversions																$ 27	$ 17	$ 13	$ 9	$ 5	$ 1			$ 24	$ 5
Number of shares of common stock		1
Company issued value common stock for conversions																						$ 223,733
Investor [Member]
Class of Stock [Line Items]
Warrants issued					6,649																			6,649	98,552
Warrants expiration period					3 years																			3 years	3 years
Warrant exercise price per share					$ 0.53																			$ 0.53
Share based compensation																						$ 24,458
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares				978,300
Shares issued				978,300
Purchase Agreement [Member]
Class of Stock [Line Items]
Share price								$ 0.27
Issuance of shares								490,196
Stock issued during period value new issues								$ 132,374
Estimated market price per share								$ 0.51
Purchase Agreement [Member] | Subscription Receivable [Member]
Class of Stock [Line Items]
Share price					$ 0.0512	$ 0.1685																		0.0512
Issuance of shares					320,000	1,109,804
Stock issued during period value new issues					$ 16,368	$ 187,030
Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Stock available for purchase to related party									$ 1,000,000
Purchase condition, description									It may require Triton to purchase not less than $25,000 or more than $250,000 per month of its common stock at a purchase price equal to 75% of the lowest daily volume-weighted average price of the Company’s common stock during the 5 business days immediately prior to the date of closing of each separate purchase installment.
Purchase right term									5 years
Additional shares available for purchase to related party									$ 1,000,000
Market capitalization amount of outstanding shares									20,000,000
Purchase Agreement [Member] | Triton Funds LP [Member] | Put Option [Member]
Class of Stock [Line Items]
Stock available for purchase to related party									1,000,000
Warrant Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Stock available for purchase to related party									$ 1,000,000
Dutchess Group LLC [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Number of common stock will be issued																							500,000
Issuance of shares																							500,000
Stock issued during period value new issues																							$ 160,000
Investor [Member]
Class of Stock [Line Items]
Number of shares of common stock							13,298
Sale of stock price per share							$ 0.376
Sale of stock consideration received on transaction							$ 5,000
Sale of stock number of shares, description							Each unit consists of 1 share of our common stock and 0.50 warrants.
Fair value of warrants							$ 1,372
Share price							$ 0.376			$ 1.038	$ 1.019		$ 0.35
Issuance of shares										19,268	9,818		6,000
Proceeds from warrants											$ 10,000		$ 2,100
Warrants issued										9,634	4,909
Warrants expiration period										3 years	3 years
Warrant exercise price per share										$ 1.453	$ 1.426
Cash proceeds										$ 20,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share price												$ 1.176			$ 1.113
Issuance of shares												17,006			49,412
Proceeds from warrants												$ 20,000			$ 55,000
Warrants issued												8,503			24,706
Warrants expiration period												3 years			3 years
Warrant exercise price per share												$ 1.646			$ 1.558
Director [Member]
Class of Stock [Line Items]
Share price														$ 0.575
Issuance of shares														60,887
Proceeds from warrants														$ 35,000
Warrants issued														30,444
Warrants expiration period														3 years
Warrant exercise price per share														$ 0.805
Directors One [Member]
Class of Stock [Line Items]
Share price														$ 0.577
Issuance of shares														25,986
Proceeds from warrants														$ 15,000
Warrants issued														12,993
Warrants expiration period														3 years
Warrant exercise price per share														$ 0.808
Minimum [Member]
Class of Stock [Line Items]
Conversion price																$ 0.0297						$ 0.0297
Share price					$ 0.144											0.0419						0.0419		0.144
Fair value stock price																0.04						0.04
Exercise price																0.0419						0.0419
Minimum [Member] | Investor [Member]
Class of Stock [Line Items]
Warrant exercise price per share																									$ 0.805
Maximum [Member]
Class of Stock [Line Items]
Conversion price																0.0888						0.0888
Share price					$ 0.262											0.0753						0.0753		$ 0.262
Fair value stock price																0.0637						0.0637
Exercise price																$ 0.0753						$ 0.0753
Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Warrant exercise price per share																									$ 1.646
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Company issued common stock for conversions																								2,424,896	535,568
Company issued value common stock for conversions																								$ 362,600	$ 217,540
Interest payable					$ 12,040																			$ 12,040
Convertible Notes Payable [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price					$ 0.018																			$ 0.018	$ 0.202
Convertible Notes Payable [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price					$ 0.3207																			$ 0.3207	$ 0.797
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized					500,000											500,000						500,000		500,000	500,000
Common Stock, Par or Stated Value Per Share					$ 0.00001											$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Company issued value common stock for conversions